Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(All Share Classes)

(A series of JPMorgan Trust I)

JPMorgan Arizona Municipal Bond Fund

JPMorgan Ohio Municipal Bond Fund

JPMorgan Michigan Municipal Bond Fund

(All Share Classes)

(Each, a series of JPMorgan Trust II)

Supplement dated July 1, 2014

to the Prospectuses dated July 1, 2014, as supplemented

At a meeting held February 12, 2014, the Board of Trustees of JPMorgan Trust II, on behalf of certain Funds (set forth in the table below, each an "Acquired Fund, and collectively the "Acquired Funds"), and the Board of Trustees of JPMorgan Trust I, on behalf of the JPMorgan Intermediate Tax Free Bond Fund (the "Acquiring Fund"), approved the merger of each Acquired Fund into the Acquiring Fund. These individual fund mergers were recommended by the Funds' adviser, J.P. Morgan Investment Management, Inc. ("JPMIM") and the Funds' administrator, JPMorgan Funds Management, Inc. ("JPMFM"), in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. After determining that (1) participation in each of the mergers is in the best interests of each affected Fund that the respective Board oversees and (2) the interests of such Fund's existing shareholders would not be diluted as a result of the mergers, each Board approved the following merger transactions. Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund
JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund
JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

Each of the Acquired Funds is proposed to merge into the Acquiring Fund. Each merger is independent of the others and not contingent upon receipt of all three Acquired Funds' shareholders' approval; therefore, it is possible that none or only one or two of the mergers will be completed.

The estimated current gross and net expenses of the classes of the Acquiring Fund are lower than the corresponding classes of each of the Acquired Funds. The expense limitations on the share classes of the Acquiring Fund are lower than those on the share classes of the Acquired Funds. JPMIM, JPMFM and JPMorgan Distribution Services, Inc. ("JPMDS"), the distributor for the Funds, have agreed to maintain the current expense limitations (which exclude acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) on the classes of the Acquiring Fund involved in the mergers until June 30, 2015. There is no guarantee such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund's classes may be higher than disclosed if an expense limitation expires after June 30, 2015. Furthermore, each merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the mergers is subject to a number of conditions, including approval by the shareholders of each of the Acquired Funds. No merger is contingent upon the approval of any other merger. Shareholder approvals will be sought at a special meeting of shareholders expected to be held on or about August 13, 2014. If you own shares of an Acquired Fund as of the record date for the special meeting for shareholders, you will receive (i) a Prospectus/Proxy Statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board's considerations in recommending that shareholders approve the reorganization and (ii) a proxy card and instructions on how to submit your vote.

In the case of each merger listed above, if the merger is approved by the shareholders of an Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time, on the closing day of the merger. Each of the mergers listed above, if approved by shareholders, is expected to close after the close of business on August 22, 2014, or on another date after August 22, 2014 as the parties to the respective transaction shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Arizona Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(All Share Classes)

(A series of JPMorgan Trust I)

JPMorgan Arizona Municipal Bond Fund

(All Share Classes)

(Each, a series of JPMorgan Trust II)

Supplement dated July 1, 2014

to the Prospectuses dated July 1, 2014, as supplemented

At a meeting held February 12, 2014, the Board of Trustees of JPMorgan Trust II, on behalf of certain Funds (set forth in the table below, each an "Acquired Fund, and collectively the "Acquired Funds"), and the Board of Trustees of JPMorgan Trust I, on behalf of the JPMorgan Intermediate Tax Free Bond Fund (the "Acquiring Fund"), approved the merger of each Acquired Fund into the Acquiring Fund. These individual fund mergers were recommended by the Funds' adviser, J.P. Morgan Investment Management, Inc. ("JPMIM") and the Funds' administrator, JPMorgan Funds Management, Inc. ("JPMFM"), in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. After determining that (1) participation in each of the mergers is in the best interests of each affected Fund that the respective Board oversees and (2) the interests of such Fund's existing shareholders would not be diluted as a result of the mergers, each Board approved the following merger transactions. Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund
JPMorgan Arizona Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

Each of the Acquired Funds is proposed to merge into the Acquiring Fund. Each merger is independent of the others and not contingent upon receipt of all three Acquired Funds' shareholders' approval; therefore, it is possible that none or only one or two of the mergers will be completed.

The estimated current gross and net expenses of the classes of the Acquiring Fund are lower than the corresponding classes of each of the Acquired Funds. The expense limitations on the share classes of the Acquiring Fund are lower than those on the share classes of the Acquired Funds. JPMIM, JPMFM and JPMorgan Distribution Services, Inc. ("JPMDS"), the distributor for the Funds, have agreed to maintain the current expense limitations (which exclude acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) on the classes of the Acquiring Fund involved in the mergers until June 30, 2015. There is no guarantee such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund's classes may be higher than disclosed if an expense limitation expires after June 30, 2015. Furthermore, each merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the mergers is subject to a number of conditions, including approval by the shareholders of each of the Acquired Funds. No merger is contingent upon the approval of any other merger. Shareholder approvals will be sought at a special meeting of shareholders expected to be held on or about August 13, 2014. If you own shares of an Acquired Fund as of the record date for the special meeting for shareholders, you will receive (i) a Prospectus/Proxy Statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board's considerations in recommending that shareholders approve the reorganization and (ii) a proxy card and instructions on how to submit your vote.

In the case of each merger listed above, if the merger is approved by the shareholders of an Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time, on the closing day of the merger. Each of the mergers listed above, if approved by shareholders, is expected to close after the close of business on August 22, 2014, or on another date after August 22, 2014 as the parties to the respective transaction shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Ohio Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(All Share Classes)

(A series of JPMorgan Trust I)

JPMorgan Ohio Municipal Bond Fund

(All Share Classes)

(Each, a series of JPMorgan Trust II)

Supplement dated July 1, 2014

to the Prospectuses dated July 1, 2014, as supplemented

At a meeting held February 12, 2014, the Board of Trustees of JPMorgan Trust II, on behalf of certain Funds (set forth in the table below, each an "Acquired Fund, and collectively the "Acquired Funds"), and the Board of Trustees of JPMorgan Trust I, on behalf of the JPMorgan Intermediate Tax Free Bond Fund (the "Acquiring Fund"), approved the merger of each Acquired Fund into the Acquiring Fund. These individual fund mergers were recommended by the Funds' adviser, J.P. Morgan Investment Management, Inc. ("JPMIM") and the Funds' administrator, JPMorgan Funds Management, Inc. ("JPMFM"), in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. After determining that (1) participation in each of the mergers is in the best interests of each affected Fund that the respective Board oversees and (2) the interests of such Fund's existing shareholders would not be diluted as a result of the mergers, each Board approved the following merger transactions. Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund
JPMorgan Ohio Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

Each of the Acquired Funds is proposed to merge into the Acquiring Fund. Each merger is independent of the others and not contingent upon receipt of all three Acquired Funds' shareholders' approval; therefore, it is possible that none or only one or two of the mergers will be completed.

The estimated current gross and net expenses of the classes of the Acquiring Fund are lower than the corresponding classes of each of the Acquired Funds. The expense limitations on the share classes of the Acquiring Fund are lower than those on the share classes of the Acquired Funds. JPMIM, JPMFM and JPMorgan Distribution Services, Inc. ("JPMDS"), the distributor for the Funds, have agreed to maintain the current expense limitations (which exclude acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) on the classes of the Acquiring Fund involved in the mergers until June 30, 2015. There is no guarantee such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund's classes may be higher than disclosed if an expense limitation expires after June 30, 2015. Furthermore, each merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the mergers is subject to a number of conditions, including approval by the shareholders of each of the Acquired Funds. No merger is contingent upon the approval of any other merger. Shareholder approvals will be sought at a special meeting of shareholders expected to be held on or about August 13, 2014. If you own shares of an Acquired Fund as of the record date for the special meeting for shareholders, you will receive (i) a Prospectus/Proxy Statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board's considerations in recommending that shareholders approve the reorganization and (ii) a proxy card and instructions on how to submit your vote.

In the case of each merger listed above, if the merger is approved by the shareholders of an Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time, on the closing day of the merger. Each of the mergers listed above, if approved by shareholders, is expected to close after the close of business on August 22, 2014, or on another date after August 22, 2014 as the parties to the respective transaction shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

JPMorgan Michigan Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt2_SupplementTextBlock

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Intermediate Tax Free Bond Fund

(All Share Classes)

(A series of JPMorgan Trust I)

JPMorgan Michigan Municipal Bond Fund

(All Share Classes)

(Each, a series of JPMorgan Trust II)

Supplement dated July 1, 2014

to the Prospectuses dated July 1, 2014, as supplemented

At a meeting held February 12, 2014, the Board of Trustees of JPMorgan Trust II, on behalf of certain Funds (set forth in the table below, each an "Acquired Fund, and collectively the "Acquired Funds"), and the Board of Trustees of JPMorgan Trust I, on behalf of the JPMorgan Intermediate Tax Free Bond Fund (the "Acquiring Fund"), approved the merger of each Acquired Fund into the Acquiring Fund. These individual fund mergers were recommended by the Funds' adviser, J.P. Morgan Investment Management, Inc. ("JPMIM") and the Funds' administrator, JPMorgan Funds Management, Inc. ("JPMFM"), in an effort to eliminate relatively small funds with limited opportunities for future growth and in order to take advantage of the potential operational and administrative efficiencies that may result. After determining that (1) participation in each of the mergers is in the best interests of each affected Fund that the respective Board oversees and (2) the interests of such Fund's existing shareholders would not be diluted as a result of the mergers, each Board approved the following merger transactions. Each of the Acquired Funds and the applicable Acquiring Fund (which is the same for all of the Acquired Funds) is listed in the following table.

Acquired Fund	Acquiring Fund
JPMorgan Michigan Municipal Bond Fund	JPMorgan Intermediate Tax Free Bond Fund

Each of the Acquired Funds is proposed to merge into the Acquiring Fund. Each merger is independent of the others and not contingent upon receipt of all three Acquired Funds' shareholders' approval; therefore, it is possible that none or only one or two of the mergers will be completed.

The estimated current gross and net expenses of the classes of the Acquiring Fund are lower than the corresponding classes of each of the Acquired Funds. The expense limitations on the share classes of the Acquiring Fund are lower than those on the share classes of the Acquired Funds. JPMIM, JPMFM and JPMorgan Distribution Services, Inc. ("JPMDS"), the distributor for the Funds, have agreed to maintain the current expense limitations (which exclude acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) on the classes of the Acquiring Fund involved in the mergers until June 30, 2015. There is no guarantee such expense limitations will be continued after June 30, 2015. The expenses of the Acquiring Fund's classes may be higher than disclosed if an expense limitation expires after June 30, 2015. Furthermore, each merger is intended to qualify as a tax-free reorganization for federal income tax purposes.

Completion of the mergers is subject to a number of conditions, including approval by the shareholders of each of the Acquired Funds. No merger is contingent upon the approval of any other merger. Shareholder approvals will be sought at a special meeting of shareholders expected to be held on or about August 13, 2014. If you own shares of an Acquired Fund as of the record date for the special meeting for shareholders, you will receive (i) a Prospectus/Proxy Statement describing in detail both the proposed merger and the Acquiring Fund, and summarizing the Board's considerations in recommending that shareholders approve the reorganization and (ii) a proxy card and instructions on how to submit your vote.

In the case of each merger listed above, if the merger is approved by the shareholders of an Acquired Fund, each holder of a class of shares of the Acquired Fund will receive, following the transfer, on a tax-free basis for federal income tax purposes, a number of full and fractional shares of the corresponding class of shares of the Acquiring Fund, having an aggregate net asset value equal to the aggregate net asset value of the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange ("NYSE"), usually 4:00 p.m. New York time, on the closing day of the merger. Each of the mergers listed above, if approved by shareholders, is expected to close after the close of business on August 22, 2014, or on another date after August 22, 2014 as the parties to the respective transaction shall agree.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE